UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215-99

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Value Fund

Investor Class (PRSVX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Investor Class	$44	0.79%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$10,572,297
Number of Portfolio Holdings	416
Table Summary

Portfolio Turnover Rate	30.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.9%
Industrials & Business Services	13.4
Health Care	11.2
Consumer Discretionary	10.1
Real Estate	8.9
Information Technology	8.2
Energy	6.6
Utilities	5.2
Materials	5.2
Other	5.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Pinnacle Financial Partners	2.3%
Columbia Banking System	1.7
CareTrust REIT	1.1
Texas Capital Bancshares	1.1
Curbline Properties	1.0
Dyne Therapeutics	1.0
Matador Resources	1.0
HA Sustainable Infrastructure Capital	0.9
PennyMac Financial Services	0.9
Live Oak Bancshares	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F46-053 8/26

Small-Cap Value Fund

Investor Class (PRSVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Value Fund

Advisor Class (PASVX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Advisor Class	$65	1.17%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$10,572,297
Number of Portfolio Holdings	416
Table Summary

Portfolio Turnover Rate	30.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.9%
Industrials & Business Services	13.4
Health Care	11.2
Consumer Discretionary	10.1
Real Estate	8.9
Information Technology	8.2
Energy	6.6
Utilities	5.2
Materials	5.2
Other	5.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Pinnacle Financial Partners	2.3%
Columbia Banking System	1.7
CareTrust REIT	1.1
Texas Capital Bancshares	1.1
Curbline Properties	1.0
Dyne Therapeutics	1.0
Matador Resources	1.0
HA Sustainable Infrastructure Capital	0.9
PennyMac Financial Services	0.9
Live Oak Bancshares	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F246-053 8/26

Small-Cap Value Fund

Advisor Class (PASVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Value Fund

I Class (PRVIX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - I Class	$36	0.66%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$10,572,297
Number of Portfolio Holdings	416
Table Summary

Portfolio Turnover Rate	30.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.9%
Industrials & Business Services	13.4
Health Care	11.2
Consumer Discretionary	10.1
Real Estate	8.9
Information Technology	8.2
Energy	6.6
Utilities	5.2
Materials	5.2
Other	5.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Pinnacle Financial Partners	2.3%
Columbia Banking System	1.7
CareTrust REIT	1.1
Texas Capital Bancshares	1.1
Curbline Properties	1.0
Dyne Therapeutics	1.0
Matador Resources	1.0
HA Sustainable Infrastructure Capital	0.9
PennyMac Financial Services	0.9
Live Oak Bancshares	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F538-053 8/26

Small-Cap Value Fund

I Class (PRVIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Value Fund

Z Class (TRZVX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$10,572,297
Number of Portfolio Holdings	416
Table Summary

Portfolio Turnover Rate	30.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.9%
Industrials & Business Services	13.4
Health Care	11.2
Consumer Discretionary	10.1
Real Estate	8.9
Information Technology	8.2
Energy	6.6
Utilities	5.2
Materials	5.2
Other	5.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Pinnacle Financial Partners	2.3%
Columbia Banking System	1.7
CareTrust REIT	1.1
Texas Capital Bancshares	1.1
Curbline Properties	1.0
Dyne Therapeutics	1.0
Matador Resources	1.0
HA Sustainable Infrastructure Capital	0.9
PennyMac Financial Services	0.9
Live Oak Bancshares	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1269-053 8/26

Small-Cap Value Fund

Z Class (TRZVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSVX Small-Cap Value Fund
PASVX Small-Cap Value Fund–
.
Advisor Class
PRVIX Small-Cap Value Fund–
.
I Class
TRZVX Small-Cap Value Fund–
.
Z Class

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 51 .25 $ 52 .79 $ 51 .99 $ 47 .90 $ 61 .79 $ 52 .79
Investment
activities
Net investment
income
(1)(2)
0 .16 0 .36 0 .38 0 .36 0 .20 0 .18
Net realized and
unrealized gain/
loss 11 .60 4 .16 5 .58 5 .43 ( 11 .56 ) 13 .13
Total from
investment
activities 11 .76 4 .52 5 .96 5 .79 ( 11 .36 ) 13 .31
Distributions
Net investment
income — ( 0 .45 ) ( 0 .48 ) ( 0 .33 ) ( 0 .18 ) ( 0 .21 )
Net realized gain — ( 5 .61 ) ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 )
Total distributions — ( 6 .06 ) ( 5 .16 ) ( 1 .70 ) ( 2 .53 ) ( 4 .31 )
NET ASSET
VALUE
End of period $ 63 .01 $ 51 .25 $ 52 .79 $ 51 .99 $ 47 .90 $ 61 .79

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
22 .95% 8 .22% 10 .93% 12 .22% ( 18 .55 ) % 25 .54%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .79%
(4)
0 .79% 0 .77% 0 .78% 0 .79% 0 .75%
Net expenses
after waivers/
payments by
Price Associates 0 .79%
(4)
0 .79% 0 .77% 0 .78% 0 .79% 0 .75%
Net investment
income 0 .56%
(4)
0 .69% 0 .70% 0 .74% 0 .37% 0 .29%
Portfolio turnover
rate 30 .2% 36 .4% 32 .4% 27 .5% 20 .7% 25 .1%
Net assets, end of
period (in millions) $3,858 $3,403 $4,225 $4,532 $4,565 $7,722
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 51 .09 $ 52 .71 $ 51 .88 $ 47 .76 $ 61 .60 $ 52 .64
Investment
activities
Net investment
income (loss)
(1)(2)
0 .05 0 .15 0 .17 0 .22 0 .02 ( 0 .02 )
Net realized and
unrealized gain/
loss 11 .56 4 .12 5 .53 5 .39 ( 11 .51 ) 13 .08
Total from
investment
activities 11 .61 4 .27 5 .70 5 .61 ( 11 .49 ) 13 .06
Distributions
Net investment
income — ( 0 .28 ) ( 0 .19 ) ( 0 .12 ) — —
Net realized gain — ( 5 .61 ) ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 )
Total distributions — ( 5 .89 ) ( 4 .87 ) ( 1 .49 ) ( 2 .35 ) ( 4 .10 )
NET ASSET
VALUE
End of period $ 62 .70 $ 51 .09 $ 52 .71 $ 51 .88 $ 47 .76 $ 61 .60

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
22 .72% 7 .76% 10 .49% 11 .87% ( 18 .81 ) % 25 .12%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .17%
(4)
1 .19% 1 .16% 1 .08% 1 .14% 1 .08%
Net expenses
after waivers/
payments by
Price Associates 1 .17%
(4)
1 .19% 1 .16% 1 .08% 1 .14% 1 .08%
Net investment
income (loss) 0 .18%
(4)
0 .28% 0 .32% 0 .44% 0 .03% ( 0 .04 ) %
Portfolio turnover
rate 30 .2% 36 .4% 32 .4% 27 .5% 20 .7% 25 .1%
Net assets, end of
period (in millions) $52 $44 $49 $65 $77 $105
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 51 .04 $ 52 .64 $ 51 .87 $ 47 .80 $ 61 .72 $ 52 .76
Investment
activities
Net investment
income
(1)(2)
0 .19 0 .42 0 .44 0 .42 0 .28 0 .25
Net realized and
unrealized gain/
loss 11 .57 4 .16 5 .57 5 .41 ( 11 .55 ) 13 .12
Total from
investment
activities 11 .76 4 .58 6 .01 5 .83 ( 11 .27 ) 13 .37
Distributions
Net investment
income — ( 0 .57 ) ( 0 .56 ) ( 0 .39 ) ( 0 .30 ) ( 0 .31 )
Net realized gain — ( 5 .61 ) ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 )
Total distributions — ( 6 .18 ) ( 5 .24 ) ( 1 .76 ) ( 2 ..65 ) ( 4 .41 )
NET ASSET
VALUE
End of period $ 62 .80 $ 51 .04 $ 52 .64 $ 51 .87 $ 47 .80 $ 61 .72

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
23 .04% 8 .35% 11 .05% 12 .33% ( 18 .43 ) % 25 .67%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .66%
(4)
0 .67% 0 .66% 0 .67% 0 .67% 0 .65%
Net expenses
after waivers/
payments by
Price Associates 0 .66%
(4)
0 .67% 0 .66% 0 .67% 0 .67% 0 .65%
Net investment
income 0 .69%
(4)
0 .81% 0 .81% 0 .86% 0 .52% 0 .40%
Portfolio turnover
rate 30 .2% 36 .4% 32 .4% 27 .5% 20 .7% 25 .1%
Net assets, end of
period (in millions) $3,502 $2,923 $3,025 $2,975 $2,900 $2,388
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 51 .38 $ 52 .91 $ 52 .06 $ 47 .95 $ 61 .88 $ 52 .83
Investment
activities
Net investment
income
(1)(2)
0 .38 0 .79 0 .81 0 .75 0 .63 0 .64
Net realized and
unrealized gain/
loss 11 .66 4 .20 5 .63 5 .44 ( 11 .59 ) 13 .16
Total from
investment
activities 12 .04 4 .99 6 .44 6 .19 ( 10 .96 ) 13 .80
Distributions
Net investment
income — ( 0 .91 ) ( 0 .91 ) ( 0 .71 ) ( 0 .62 ) ( 0 .65 )
Net realized gain — ( 5 .61 ) ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 )
Total distributions — ( 6 .52 ) ( 5 .59 ) ( 2 .08 ) ( 2 .97 ) ( 4 .75 )
NET ASSET
VALUE
End of period $ 63 .42 $ 51 .38 $ 52 .91 $ 52 .06 $ 47 .95 $ 61 .88

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
23 .43% 9 .07% 11 .81% 13 .08% ( 17 .90 ) % 26 .48%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .64%
(4)
0 .64% 0 .64% 0 .65% 0 .65% 0 .64%
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(4)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment
income 1 .35%
(4)
1 .49% 1 .48% 1 .53% 1 .17% 1 .04%
Portfolio turnover
rate 30 .2% 36 .4% 32 .4% 27 .5% 20 .7% 25 .1%
Net assets, end of
period (in millions) $3,160 $2,668 $3,174 $3,004 $2,754 $4,046
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
COMMUNICATION SERVICES  2.2%
Diversified Telecommunication Services  0.6%
Anterix (1) 237,988 24,498
Lumen Technologies (1) 877,867 6,742
Uniti Group (1) 2,455,439 28,164
59,404
Entertainment  1.1%
Madison Square Garden Sports (1) 182,485 73,330
Sphere Entertainment (1)(2) 247,796 42,876
116,206
Media  0.5%
New York Times, Class A  783,911 54,858
54,858
Total Communication Services 230,468
CONSUMER DISCRETIONARY  10.0%
Automobile Components  1.7%
Dorman Products (1) 261,049 35,620
Garrett Motion  1,050,610 38,064
LCI Industries  43,698 4,627
Patrick Industries (2) 24,254 2,177
Phinia  296,382 24,413
Visteon  744,479 73,860
178,761
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (1) 209,473 16,104
Savers Value Village (1)(2) 885,361 8,934
25,038
Distributors  0.1%
Pool  43,287 9,302
9,302
Diversified Consumer Services  0.7%
Liberty Live Holdings, Class C (1) 494,908 52,282
McGraw Hill (1) 160,645 1,521
Strategic Education  308,741 23,656
77,459
Hotels, Restaurants & Leisure  1.6%
BJ's Restaurants (1) 142,997 8,685
Dutch Bros, Class A (1) 457,257 32,836

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Time Group Holdings (1) 1,277,644 52,179
Marriott Vacations Worldwide  424,586 43,257
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(3)(4)(5) 1,439,856 3,499
Wingstop  79,403 13,769
Wyndham Hotels & Resorts  159,033 13,392
167,617
Household Durables  1.9%
Century Communities  255,927 18,340
Champion Homes (1) 297,033 26,175
Installed Building Products  114,547 26,327
KB Home  420,459 26,316
LGI Homes (1) 172,341 10,975
M/I Homes (1) 361,290 58,092
Meritage Homes  386,964 32,447
198,672
Leisure Products  0.4%
Peloton Interactive, Class A (1) 6,726,366 39,753
39,753
Specialty Retail  2.3%
Abercrombie & Fitch, Class A (1) 520,689 46,867
Advance Auto Parts (2) 478,092 29,747
Boot Barn Holdings (1) 124,649 20,476
Camping World Holdings, Class A  1,403,279 10,707
Chewy, Class A (1) 774,944 15,228
Floor & Decor Holdings, Class A (1) 549,950 32,645
Urban Outfitters (1) 359,657 25,485
Victoria's Secret (1) 741,285 61,883
243,038
Textiles, Apparel & Luxury Goods  1.1%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(3)(5) 3,303,766 10,010
Kontoor Brands  457,793 38,153
Steven Madden  1,001,103 42,146
Under Armour, Class A (1)(2) 3,380,869 21,604
111,913
Total Consumer Discretionary 1,051,553
CONSUMER STAPLES  1.9%
Beverages  0.2%
Boston Beer, Class A (1) 115,746 20,490
20,490

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  0.4%
Grocery Outlet Holding (1)(2) 4,449,975 44,411
44,411
Food Products  0.8%
Cal-Maine Foods  385,101 31,024
Farmers Business Network, Warrants, 9/29/33, Acquisition
Date: 9/29/23 - 6/20/25, Cost $— (1)(3)(5) 13,891,000 —
Lamb Weston Holdings  228,461 9,865
Nomad Foods  1,495,985 16,381
Post Holdings (1) 115,329 10,179
Simply Good Foods (1) 840,726 11,165
Suja Life, Class A (1) 905,960 9,204
87,818
Household Products  0.2%
Reynolds Consumer Products  887,282 23,823
23,823
Personal Care Products  0.1%
Interparfums  101,344 11,336
11,336
Tobacco  0.2%
Turning Point Brands  313,185 26,561
26,561
Total Consumer Staples 214,439
ENERGY  6.6%
Energy Equipment & Services  1.9%
Cactus, Class A  707,842 36,263
Enerflex (CAD) (2) 275,726 6,771
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,875 (1)(3)(4)(5)(6) 20,874,541 9,602
Expro Group Holdings (1) 2,207,346 32,603
HMH Holding, Class A (1) 333,279 6,246
Liberty Energy, Class A  1,313,983 34,413
National Energy Services Reunited (1) 449,759 13,461
Noble (2) 1,029,085 38,385
Seadrill (1) 315,497 11,932
TechnipFMC  252,423 16,736
206,412
Oil, Gas & Consumable Fuels  4.7%
Delek U.S. Holdings  384,362 19,530
Denison Mines (1) 3,723,334 11,393
Golar LNG  850,750 42,401

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gulfport Energy (1) 213,577 36,244
Magnolia Oil & Gas, Class A  2,191,474 56,058
Matador Resources  2,033,938 101,250
PBF Energy, Class A  1,219,269 55,501
Permian Resources, Class A  4,635,759 85,344
Range Resources  879,045 32,692
Scorpio Tankers  650,422 45,048
Uranium Energy (1) 715,097 7,623
493,084
Total Energy 699,496
FINANCIALS  25.8%
Banks  17.9%
Atlantic Union Bankshares  1,082,776 45,812
Avidia Bancorp  521,135 10,939
Banc of California  3,414,123 69,751
BankUnited  553,680 26,826
Beacon Financial  610,603 18,593
Business First Bancshares  211,499 6,499
Byline Bancorp  647,844 24,398
Capital City Bank Group  130,518 6,450
Cathay General Bancorp  526,630 32,646
Coastal Financial (1) 728,586 56,473
Columbia Banking System  5,752,422 184,365
Commercial Bancgroup  439,718 14,198
CRB Group, Acquisition Date: 1/28/22 - 1/15/26,
Cost $29,213 (1)(3)(5) 284,732 26,605
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (1)(3)(5) 51,532 —
Dime Commercial Bancshares  485,430 19,733
Eagle Bancorp  892,191 25,329
East West Bancorp  256,081 33,057
Eastern Bankshares  2,851,309 63,413
Equity Bancshares, Class A  498,328 24,413
FB Financial  1,239,254 68,593
First Bancorp  185,572 11,864
Flagstar Bank  3,988,529 59,589
FS Bancorp (6) 619,288 26,877
Home BancShares  2,958,261 84,458
International Bancshares  476,205 36,168
John Marshall Bancorp (6) 1,206,850 26,309
Live Oak Bancshares (6) 2,341,518 95,628
National Bank Holdings, Class A  707,844 31,449
OceanFirst Financial  441,200 8,617

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pinnacle Financial Partners  2,370,828 239,169
Ponce Financial Group (1) 1,120,150 22,336
Preferred Bank  583,440 61,996
Seacoast Banking  1,040,578 34,599
ServisFirst Bancshares  182,548 15,836
Southern First Bancshares (1) 460,363 28,128
SOUTHSTATE BANK  408,546 40,814
Texas Capital Bancshares  1,075,772 111,084
Towne Bank  2,573,377 93,259
Western Alliance Bancorp  834,158 68,568
WSFS Financial  444,572 34,112
1,888,953
Capital Markets  1.3%
Etoro Group, Class A (1) 410,149 16,189
Hamilton Lane, Class A  362,724 28,593
Houlihan Lokey  31,586 4,237
Miami International Holdings (1) 715,840 26,601
OTC Markets Group, Class A  342,841 17,656
StoneX Group (1) 331,039 39,228
Wealthfront (1) 1,173,263 10,489
142,993
Consumer Finance  0.8%
Encore Capital Group (1) 96,933 9,043
Happen (1) 1,849,154 38,351
PRA Group (1) 1,709,617 32,466
79,860
Financial Services  2.9%
HA Sustainable Infrastructure Capital  2,546,411 99,437
Klarna Group (1)(2) 817,967 16,556
Marqeta, Class A (1) 3,871,517 15,718
PennyMac Financial Services  1,098,456 95,676
Sezzle (1)(2) 234,342 40,220
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(3)(5) 38,630 —
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $1,384 (1)(3)(5)(6) 553,406 1,384
Walker & Dunlop  678,725 37,126
306,117
Insurance  2.5%
Ategrity Specialty Holdings (1) 328,444 7,896
Baldwin Insurance Group (1)(2) 1,066,984 28,360

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Coalition, Series A, Acquisition Date: 9/13/21, Cost $357 (1)(3)
(5) 21,587 158
Ethos Technologies, Class A (1)(2) 761,123 13,807
Goosehead Insurance, Class A (1) 231,898 11,247
Hagerty, Class A (1) 1,431,497 17,063
James River Group Holdings (6) 2,685,132 11,815
Neptune Insurance Holdings, Class A (1) 721,740 22,735
Palomar Holdings (1) 152,544 19,280
Primerica  92,460 26,277
RLI  413,104 24,402
Root, Class A (1) 332,305 18,582
Ryan Specialty Holdings (2) 400,047 15,106
Selective Insurance Group  176,947 17,166
TWFG (1) 436,514 10,498
White Mountains Insurance Group  10,363 21,487
265,879
Mortgage Real Estate Investment Trusts  0.4%
PennyMac Mortgage Investment Trust, REIT (2) 3,687,860 41,599
41,599
Total Financials 2,725,401
HEALTH CARE  10.9%
Biotechnology  5.8%
4D Molecular Therapeutics (1) 455,274 6,055
Aktis Oncology (1)(2) 163,403 5,267
Applied Therapeutics, CVR (1)(3) 12,664,165 —
Bicara Therapeutics (1) 569,229 16,900
BioNTech, ADR (1) 86,530 8,052
Black Diamond Therapeutics (1)(2) 2,119,709 3,921
Cabaletta Bio (1) 7,865,614 24,462
CG oncology (1) 154,769 10,996
Cytokinetics (1) 1,120,129 95,424
Denali Therapeutics (1) 1,251,030 32,177
Dianthus Therapeutics (1) 121,592 11,853
Dyne Therapeutics (1) 4,602,629 102,224
Eikon Therapeutics (1)(2) 926,046 12,085
Erasca (1) 492,982 9,031
Fate Therapeutics (1) 629,759 1,700
GRAIL (1) 144,667 9,876
Immatics (1)(2) 5,165,834 52,330
Immunome (1) 1,625,302 34,440
Jasper Therapeutics, Warrants, 9/22/29 (1)(3) 612,126 174
Karyopharm Therapeutics (1) 435,070 4,251

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Karyopharm Therapeutics, Warrants, 10/3/28, Acquisition Date:
10/8/25, Cost $— (1)(5) 447,624 2,482
Kodiak Sciences (1) 268,157 10,447
Kymera Therapeutics (1) 85,122 9,761
MapLight Therapeutics (1) 605,601 21,705
MoonLake Immunotherapeutics (1) 918,586 17,885
Nkarta (1) 265,981 753
Prime Medicine (1)(2) 1,357,362 5,009
Sarepta Therapeutics (1) 512,653 9,212
Shattuck Labs (1)(2) 3,565,344 24,744
Stoke Therapeutics (1) 308,509 10,094
Twist Bioscience (1) 103,475 10,646
Vaxcyte (1) 848,914 49,347
613,303
Health Care Equipment & Supplies  0.6%
Haemonetics (1) 282,939 21,221
Integer Holdings (1) 996 93
iRadimed  116,902 11,171
Neogen (1) 1,402,259 12,606
QuidelOrtho (1)(2) 1,015,793 17,792
Teleflex  48,596 6,160
69,043
Health Care Providers & Services  2.9%
Alignment Healthcare (1) 2,016,767 48,019
AMN Healthcare Services (1) 441,622 14,295
BrightSpring Health Services (1) 909,717 63,444
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(3)(5) 211,518 78
Concentra Group Holdings Parent  1,183,436 35,207
Ensign Group  34,521 5,534
Innovage Holding (1) 3,350,080 39,699
National HealthCare  62,275 13,162
NeoGenomics (1) 704,883 10,284
Oscar Health, Class A (1) 2,098,759 59,857
PACS Group (1) 108,638 4,632
Surgery Partners (1) 701,256 11,781
305,992
Health Care Technology  0.1%
Certara (1) 1,165,008 7,631
Phreesia (1) 753,323 7,751
15,382
Life Sciences Tools & Services  0.9%
10X Genomics, Class A (1) 658,748 25,256

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adaptive Biotechnologies (1) 313,827 6,731
BioLife Solutions (1) 647,267 18,279
Repligen (1) 87,017 11,873
Sotera Health (1) 1,803,810 32,018
94,157
Pharmaceuticals  0.6%
Avalyn Pharma (1) 342,106 11,262
Crinetics Pharmaceuticals (1) 43,726 1,636
Elanco Animal Health (1) 851,459 20,955
Icosavax, CVR (1)(3) 1,240,955 —
Kardigan (1) 633,307 15,104
Maze Therapeutics (1)(2) 274,185 8,182
Rapport Therapeutics (1) 224,358 9,349
66,488
Total Health Care 1,164,365
INDUSTRIALS & BUSINESS SERVICES  12.8%
Aerospace & Defense  1.1%
Loar Holdings (1)(2) 201,780 16,265
Mercury Systems (1) 301,717 36,909
Moog, Class A  28,835 12,221
VSE  202,475 46,266
111,661
Air Freight & Logistics  0.2%
Hub Group, Class A  486,841 21,319
21,319
Building Products  1.1%
AZZ  184,040 28,535
Fortune Brands Innovations  48,002 2,635
Griffon  73,748 7,193
Louisiana-Pacific  224,763 17,680
Masterbrand (1) 452,434 4,656
Simpson Manufacturing  11,756 2,461
UFP Industries  366,642 33,269
Zurn Elkay Water Solutions  477,614 24,134
120,563
Commercial Services & Supplies  0.5%
Casella Waste Systems, Class A (1) 393,674 38,175
MSA Safety  104,992 18,329
56,504
Construction & Engineering  1.4%
Arcosa  263,809 38,329

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MYR Group (1) 58,927 29,487
Valmont Industries  80,442 46,463
WillScot Holdings  1,090,799 31,481
145,760
Electrical Equipment  1.1%
Atkore  235,106 17,877
Dpc Holdings (1) 302,523 14,842
EnerSys  144,370 33,757
FuelCell Energy (1) 401,786 14,468
Hyliion Holdings (1) 907,906 4,730
Shoals Technologies Group, Class A (1) 2,935,414 29,061
114,735
Ground Transportation  0.7%
Covenant Logistics Group  526,513 23,261
Saia (1) 110,234 46,426
69,687
Machinery  3.6%
Aebi Schmidt Holding  1,767,786 22,186
AGCO  40,111 4,801
Alamo Group  125,235 20,600
Alliance Laundry Holdings (1)(2) 511,707 13,571
Atmus Filtration Technologies  22,305 1,137
CECO Environmental (1) 375,767 34,097
Douglas Dynamics  462,215 24,937
Enpro  121,072 45,636
Esab  136,918 13,504
ESCO Technologies  61,874 21,658
Flowserve  252,465 18,723
Graham (1) 117,104 14,496
Helios Technologies  412,020 36,773
JBT Marel  384,436 55,743
Middleby (1) 53,133 9,139
RBC Bearings (1) 38,891 25,048
Standex International  38,151 13,646
375,695
Marine Transportation  0.5%
Matson  278,337 53,505
53,505
Passenger Airlines  0.8%
Allegiant Travel (1) 738,537 86,852
86,852

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  0.9%
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(3)(5) 211,422 1,715
FTI Consulting (1) 145,080 21,618
Parsons (1) 243,141 12,738
Robert Half (2) 861,895 26,460
UL Solutions, Class A  278,857 28,405
90,936
Trading Companies & Distributors  0.9%
Diploma (GBP)  196,786 18,600
Rush Enterprises, Class A  878,122 64,090
SiteOne Landscape Supply (1) 97,446 11,149
93,839
Total Industrials & Business Services 1,341,056
INFORMATION TECHNOLOGY  7.8%
Communications Equipment  1.0%
Applied Optoelectronics (1) 31,449 4,659
Digi International (1) 241,123 18,072
Viasat (1) 284,502 25,551
Viavi Solutions (1) 1,235,676 59,004
107,286
Electronic Equipment, Instruments & Components  2.5%
Bel Fuse, Class B  100,825 33,579
Insight Enterprises (1) 229,399 27,941
LightPath Technologies, Class A (1) 193,975 3,171
Littelfuse  45,978 20,935
Methode Electronics  1,361,483 25,827
Mirion Technologies (1) 1,351,063 24,225
Novanta (1) 36,282 5,886
Plexus (1) 65,326 19,642
Unusual Machines (1) 68,111 1,519
Vishay Intertechnology  1,416,086 76,157
Vishay Precision Group (1) 189,771 28,449
267,331
IT Services  0.1%
Endava, ADR (1)(2)(6) 2,180,829 6,172
Grid Dynamics Holdings (1) 1,673,635 9,506
15,678
Semiconductors & Semiconductor Equipment  1.8%
Aehr Test Systems (1) 49,956 4,799
Allegro MicroSystems (1)(2) 181,226 12,617
Alpha & Omega Semiconductor (1) 89,818 4,251

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ambarella (1) 125,145 10,737
Ambiq Micro (1) 177,801 15,700
CEVA (1) 39,432 1,860
Enphase Energy (1) 59,746 2,942
FormFactor (1) 67,632 10,816
Impinj (1) 9,243 1,324
Lattice Semiconductor (1) 116,756 17,859
MACOM Technology Solutions Holdings (1) 35,655 13,562
MaxLinear (1) 122,325 15,661
Navitas Semiconductor (1) 261,217 4,681
Onto Innovation (1) 30,229 11,440
Penguin Solutions (1) 331,883 25,226
QuickLogic (1) 50,286 1,004
Synaptics (1) 170,780 21,216
Veeco Instruments (1) 105,626 8,007
Wolfspeed (1)(2) 194,274 9,374
193,076
Software  2.4%
Adeia  195,070 6,424
Apiture Expense Reserve Payment, EC, Acquisition Date:
10/28/25, Cost $152 (1)(3)(5) 152,358 145
Apiture Indemnification Special Payment, EC, Acquisition Date:
10/28/25, Cost $25 (1)(3)(5) 25,393 24
Bitdeer Technologies Group, Class A (1) 307,366 4,878
Braze, Class A (1) 293,085 6,357
Cellebrite DI (1) 682,939 9,971
Cipher Digital (1)(2) 866,285 21,224
Hut 8 (1) 668,345 77,157
I3 Verticals, Class A (1)(2) 266,975 5,703
Intapp (1) 145,931 3,679
Keel Infrastructure (1) 3,360,580 19,290
nCino (1) 857,999 14,028
NextNav (1)(2) 354,243 6,316
PAR Technology (1)(2) 1,084,631 18,894
Porch Group (1) 389,036 5,851
Riot Platforms (1) 1,881,638 51,519
251,460
Total Information Technology 834,831
MATERIALS  4.6%
Chemicals  2.0%
Cabot  702,124 63,767
Celanese  239,260 11,006

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chemours  1,007,814 20,680
Element Solutions  1,791,595 85,549
LSB Industries (1) 728,346 7,874
Perimeter Solutions (1) 603,179 21,503
210,379
Construction Materials  0.2%
Knife River (1) 225,341 18,850
18,850
Metals & Mining  2.2%
Almonty Industries (1) 204,703 3,390
Capstone Copper (CAD) (1)(2) 2,254,152 20,710
Commercial Metals  185,417 11,635
Constellium (1) 1,538,572 49,034
Guardian Metal Resources, ADR (1) 302,322 4,236
IAMGOLD (1) 1,269,597 20,110
OR Royalties (2) 620,126 19,615
Reliance  114,130 42,639
USA Rare Earth (1) 301,915 6,515
Warrior Met Coal  456,130 37,019
Worthington Steel  459,285 15,423
230,326
Paper & Forest Products  0.2%
West Fraser Timber (CAD) (2) 204,209 13,824
West Fraser Timber (2) 81,484 5,516
19,340
Total Materials 478,895
REAL ESTATE  8.9%
Health Care Real Estate Investment Trusts  1.3%
CareTrust REIT, REIT  2,839,597 114,578
Diversified Healthcare Trust, REIT  2,517,817 23,415
137,993
Hotel & Resort Real Estate Investment Trusts  0.9%
Pebblebrook Hotel Trust, REIT  2,913,361 56,548
Ryman Hospitality Properties, REIT  309,071 39,731
96,279
Industrial Real Estate Investment Trusts  1.2%
EastGroup Properties, REIT  255,643 51,776
Terreno Realty, REIT  1,105,995 71,635
123,411

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  1.5%
COPT Defense Properties, REIT  611,355 22,247
Highwoods Properties, REIT (2) 1,668,179 50,312
Hudson Pacific Properties, REIT (1) 1,507,460 22,898
IQHQ, Class A-1, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(3)(5) 866,287 1,802
JBG SMITH Properties, REIT (2) 566,996 8,318
Kilroy Realty, REIT  1,485,412 55,659
161,236
Real Estate Management & Development  0.1%
St. Joe  92,941 5,821
5,821
Residential Real Estate Investment Trusts  0.6%
Independence Realty Trust, REIT  3,375,025 56,329
UMH Properties, REIT  460,764 6,976
63,305
Retail Real Estate Investment Trusts  2.2%
Curbline Properties, REIT  3,590,546 109,153
Macerich, REIT  2,949,423 74,296
NETSTREIT, REIT (2) 879,898 18,592
Saul Centers, REIT  816,437 30,526
232,567
Specialized Real Estate Investment Trusts  1.1%
CubeSmart, REIT  898,911 35,750
Rayonier, REIT  990,107 21,069
Safehold, REIT  2,516,839 39,514
Smartstop Self Storage REIT, REIT  508,727 16,534
112,867
Total Real Estate 933,479
UTILITIES  5.2%
Electric Utilities  1.7%
Hawaiian Electric Industries (1) 3,341,074 45,205
IDACORP (2) 487,289 73,727
OGE Energy  1,181,814 57,507
176,439
Gas Utilities  2.5%
Chesapeake Utilities  646,577 79,193
MDU Resources Group  1,320,002 27,997
ONE Gas  1,007,898 77,679
Southwest Gas Holdings  608,493 53,961

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Spire  355,429 27,755
266,585
Independent Power & Renewable Electricity
Producers  0.1%
Fervo Energy, Class A (1) 524,994 15,346
15,346
Water Utilities  0.9%
Artesian Resources, Class A (6) 559,284 19,010
California Water Service Group  928,280 45,161
Middlesex Water  520,488 29,230
93,401
Total Utilities 551,771
Total Common Stocks (Cost $7,028,394) 10,225,754
CONVERTIBLE BONDS  0.1%
CONSUMER STAPLES  0.1%
Food Products  0.1%
Farmers Business Network, 15.00%, 9/29/26, Acquisition Date:
6/20/25, Cost $3,200 (1)(3)(5) 3,200,000 3,200
Farmers Business Network, 15.00%, 9/29/26, Acquisition Date:
9/29/23, Cost $10,691 (1)(3)(5) 10,691,000 10,691
Total Consumer Staples 13,891
Total Convertible Bonds (Cost $13,891) 13,891
CONVERTIBLE PREFERRED STOCKS  2.1%
CONSUMER DISCRETIONARY  0.1%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)
(3)(4)(5) 282,711 718
718
Specialty Retail  0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(3)
(5) 2,127,647 1,809
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)
(3)(5) 406,249 4,123
5,932
Total Consumer Discretionary 6,650

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(3)(5) 841,026 —
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(3)(5) 144,247 —
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(3)(5) 26,661 —
Total Consumer Staples —
FINANCIALS  0.1%
Financial Services  0.0%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(3)(5) 445,224 —
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(3)(5) 335,107 —
Stash Financial, Series H-1, Acquisition Date: 5/1/25,
Cost $800 (1)(3)(5) 479,125 1,519
Stash Financial, Series H-2, Acquisition Date: 5/1/25,
Cost $10,170 (1)(3)(5) 6,767,701 1,759
3,278
Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)
(3)(5) 1,296,510 9,491
9,491
Total Financials 12,769
HEALTH CARE  0.3%
Biotechnology  0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)
(3)(5) 331,043 215
Ollin Biosciences, Series B, Acquisition Date: 6/2/26,
Cost $2,766 (1)(3)(5) 921,997 2,766
2,981
Health Care Providers & Services  0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)
(3)(5) 211,518 213
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(3)(5) 3,729,550 1,119
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(3)(5) 3,272,913 982
2,314

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  0.3%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(3)
(5) 1,011,567 17,753
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(3)(5) 472,388 4,081
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,635 (1)(3)(5) 307,043 4,081
25,915
Total Health Care 31,210
INDUSTRIALS & BUSINESS SERVICES  0.6%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $14,587 (1)(3)(5) 367,537 22
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)
(3)(5) 2,622,728 9,494
9,516
Electrical Equipment  0.4%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(3)(5) 613,518 11,498
Tonian Holdings, Series A, Non-Voting Shares, Acquisition
Date: 1/15/21 - 7/20/21, Cost $8,392 (1)(3)(5)(6) 8,531,194 12,114
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(3)(5)(6) 15,050,275 21,372
44,984
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(3)
(5) 889,080 7,211
7,211
Total Industrials & Business Services 61,711
INFORMATION TECHNOLOGY  0.4%
Software  0.4%
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(3)
(5) 711,894 15,234
Gusto, Series D, Acquisition Date: 7/16/19, Cost $1,612 (1)(3)
(5) 121,068 2,591
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(3)(5) 857,551 12,949
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(3)
(5) 309,802 4,737
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(3)(5) 1,881,753 4,422
Total Information Technology 39,933

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  0.6%
Chemicals  0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)
(3)(5) 275,749 4,156
4,156
Metals & Mining  0.6%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(3)(5) 522,347 58,822
58,822
Total Materials 62,978
Total Convertible Preferred Stocks (Cost $292,358) 215,251
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Energy Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21
- 9/29/21, Cost $1,287 (1)(3)(4)(5)(6) 1,286,870 1,917
Energy Reservoir Holdings, Series 2022, Class A-3, Acquisition
Date: 11/30/22, Cost $144 (1)(3)(4)(5)(6) 143,910 189
Total Energy 2,106
Total Preferred Stocks (Cost $1,431) 2,106
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  1.2%
T. Rowe Price Government Reserve Fund, 3.69% (6)(7) 129,925,442 129,925
Total Short-Term Investments (Cost $129,925) 129,925

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve Fund, 3.66% (6)(7) 126,621,669 126,622
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 126,622
Total Securities Lending Collateral (Cost $126,622) 126,622
Total Investments in Securities
101.3% of Net Assets
(Cost $7,592,621) $ 10,713,549
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at June 30, 2026.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $288,752 and represents 2.7% of net assets.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Artesian Resources, Class A  $ 9 $ 1,328 $ 356
Cabaletta Bio  52 4,614 —
Endava, ADR  (36) (7,669) —
Energy Reservoir Holdings, Class A-1  — — —
Energy Reservoir Holdings, Class A-3  — 128 —
Energy Reservoir Holdings, Series 2022, Class
A-3  — 12 —
FS Bancorp  115 1,270 361
James River Group Holdings  (4,447) (609) 80
John Marshall Bancorp  65 2,129 218
Karyopharm Therapeutics  1,324 253 —
Karyopharm Therapeutics, Warrants, 10/3/28  — 907 —
Live Oak Bancshares  376 14,906 141
PRA Group  (4,153) 8,014 —
Southern First Bancshares  75 4,324 —
Talon Capital Sponsor, Class A  — — —
Tonian Holdings, Series A, Non-Voting Shares  — — —
Tonian Holdings, Series A, Voting Shares  — 1 —
T. Rowe Price Government Reserve Fund,
3.69% — — 706
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Affiliates not held at period end 5,905 30,977 —
Totals $ (715)# $ 60,585 $ 1,862+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
Applied Therapeutics  $ 1,268 $ — $ 7,794 $ —
Artesian Resources, Class A  17,790 — 108 19,010
Avanos Medical  27,031 5,910 57,392 —
Cabaletta Bio  11,320 8,605 77 *
Endava, ADR  13,252 677 88 6,172
Energy Reservoir Holdings,
Class A-1  9,602 — — 9,602
Energy Reservoir Holdings,
Class A-3  1,789 — — 1,917
Energy Reservoir Holdings,
Series 2022, Class A-3  177 — — 189
FS Bancorp  25,656 — 49 26,877
James River Group Holdings  17,257 655 5,488 11,815
John Marshall Bancorp  24,276 — 96 26,309
Karyopharm Therapeutics  6,322 2,457 4,781 *
Karyopharm Therapeutics,
Warrants, 10/3/28  1,575 — — *
Live Oak Bancshares  80,934 — 212 95,628
PRA Group  * 3,039 9,027 *
Southern First Bancshares  23,167 732 95 *
Talon Capital Sponsor, Class A  1,384 — — 1,384
Tonian Holdings, Series A,
Non-Voting Shares  12,114 — — 12,114
Tonian Holdings, Series A,
Voting Shares  21,371 — — 21,372
T. Rowe Price Government
Reserve Fund, 3.69% 50,773  ¤  ¤ 129,925
T. Rowe Price Treasury
Reserve Fund, 3.66% 212,534  ¤  ¤ 126,622
Total $ 488,936^

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $1,862 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $487,976.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $7,592,621) $ 10,713,549
Receivable for investment securities sold 81,001
Dividends receivable 7,644
Receivable for shares sold 2,851
Due from affiliates 1,348
Other assets 237
Total assets 10,806,630
Liabilities
Obligation to return securities lending collateral 126,622
Payable for investment securities purchased 78,231
Payable for shares redeemed 14,187
Investment management fees payable 5,345
Payable to directors 5
Other liabilities 9,943
Total liabilities 234,333
NET ASSETS $ 10,572,297
Net Assets Consist of:
Total distributable earnings (loss) $ 4,237,575
Paid-in capital applicable to 167,657,850 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,334,722
NET ASSETS $ 10,572,297
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,858,276; Shares outstanding: 61,234,372) $ 63.01
Advisor Class
(Net assets: $51,622; Shares outstanding: 823,288) $ 62.70
I Class
(Net assets: $3,501,924; Shares outstanding: 55,767,547) $ 62.80
Z Class
(Net assets: $3,160,475; Shares outstanding: 49,832,643) $ 63.42

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $38) $ 64,715
Securities lending 462
Other 8
Total income 65,185
Expenses
Investment management 30,570
Shareholder servicing
Investor Class $ 2,548
Advisor Class 65
I Class 359 2,972
Rule 12b-1 fees
Advisor Class 57
Prospectus and shareholder reports
Investor Class 45
Advisor Class 1
I Class 23
Z Class 1 70
Custody and accounting 200
Registration 58
Legal and audit 29
Directors 13
Miscellaneous 70
Waived / paid by Price Associates (9,219)
Total expenses 24,820
Net investment income 40,365

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,094,507
Foreign currency transactions (22)
Net realized gain 1,094,485
Change in net unrealized gain / loss
Securities 905,162
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss 905,163
Net realized and unrealized gain / loss 1,999,648
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,040,013

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 40,365 $ 94,586
Net realized gain 1,094,485 1,384,991
Change in net unrealized gain / loss 905,163 (688,922)
Increase in net assets from operations 2,040,013 790,655
Distributions to shareholders
Net earnings
Investor Class – (368,194)
Advisor Class – (4,651)
I Class – (323,716)
Z Class – (305,813)
Decrease in net assets from distributions – (1,002,374)
Capital share transactions
*
Shares sold
Investor Class 168,272 806,083
Advisor Class 2,616 3,000
I Class 188,816 256,147
Z Class 121,370 100,005
Distributions reinvested
Investor Class – 355,107
Advisor Class – 4,554
I Class – 293,649
Z Class – 305,813
Shares redeemed
Investor Class (459,683) (1,906,021)
Advisor Class (4,631) (11,198)
I Class (276,725) (559,178)
Z Class (245,368) (871,564)
Decrease in net assets from capital share
transactions (505,333) (1,223,603)

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase (decrease) during period 1,534,680 (1,435,322)
Beginning of period 9,037,617 10,472,939
End of period $ 10,572,297 $ 9,037,617
*Share information (000s)
Shares sold
Investor Class 2,971 14,970
Advisor Class 45 57
I Class 3,334 4,923
Z Class 2,186 1,895
Distributions reinvested
Investor Class – 6,718
Advisor Class – 86
I Class – 5,577
Z Class – 5,772
Shares redeemed
Investor Class (8,134) (35,319)
Advisor Class (83) (214)
I Class (4,827) (10,695)
Z Class (4,283) (15,730)
Decrease in shares outstanding (8,791) (21,960)

T. ROWE PRICE Small-Cap Value Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Value Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has four classes of shares: the Small-Cap
Value Fund, Inc. (Investor Class), the Small-Cap Value Fund–Advisor Class
(Advisor Class), the Small-Cap Value Fund–I Class (I Class) and the Small-
Cap Value Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Small-Cap Value Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $29,808,000 of net gain on
$61,180,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Value Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Small-Cap Value Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $(23,268,000) for the six months ended June 30, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,108,171 $ 62,387 $ 55,196 $ 10,225,754
Convertible Bonds — — 13,891 13,891
Convertible Preferred Stocks — — 215,251 215,251
Preferred Stocks — — 2,106 2,106
Short-Term Investments 129,925 — — 129,925
Securities Lending Collateral 126,622 — — 126,622
Total $ 10,364,718 $ 62,387 $ 286,444 $ 10,713,549
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 39,448 $ (8,939) $ 24,826 $ (139) $ 55,196
Convertible Bonds 13,891 — — — 13,891
Convertible Preferred Stocks 239,223 (15,267) 2,766 (11,471) 215,251
Preferred Stocks 1,966 140 — — 2,106
Total $ 294,528 $ (24,066) $ 27,592 $ (11,610) $ 286,444

T. ROWE PRICE Small-Cap Value Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $254,223,000; the aggregate value of collateral was $262,331,000 and consisted of cash collateral and related investments of
$126,622,000 and U.S. government securities of $135,709,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,917,637,000 and
$3,403,682,000, respectively, for the six months ended June 30, 2026.

T. ROWE PRICE Small-Cap Value Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $7,613,995,000. Net unrealized gain aggregated $3,099,554,000 at period-end, of which $3,609,548,000 related to appreciated investments and $509,994,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Small-Cap Value Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be

T. ROWE PRICE Small-Cap Value Fund

renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated in the table below. At June 30, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.99% 1.24% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(9,219)

T. ROWE PRICE Small-Cap Value Fund

accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $1,256,000 for T. Rowe Price Services, Inc.;
and $177,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may

T. ROWE PRICE Small-Cap Value Fund

be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $19,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE Small-Cap Value Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Small-Cap Value Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026
(Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the
Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. However, the
Board noted that there are information barriers between investment personnel of

T. ROWE PRICE Small-Cap Value Fund

the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

Broadridge compared the fund with peer groups consisting of small-cap core funds.
In comparison to other small-cap core funds, the information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense
Universe). In comparison to other small-cap core funds, the information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
At the request of the Adviser, Broadridge also compared the fund with peer groups consisting of small-cap value funds. In comparison to other small-cap value funds, the information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the first quintile
(Expense Group and Expense Universe). In comparison to other small-cap value funds, the information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the first quintile
(Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F46-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026